Earnings per share	12 Months Ended
Jun. 30, 2018
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Earnings per share

6    Earnings per share

	2018	2017	2016
Earnings/(loss) attributable to BHP shareholders (US$M)
- Continuing operations	6,652	6,375	(539)
- Total	3,705	5,890	(6,385)
Weighted average number of shares (Million)
- Basic	5,323	5,323	5,322
- Diluted	5,337	5,336	5,322
Basic earnings/(loss) per ordinary share (US cents)
- Continuing operations	125.0	119.8	(10.2)
- Total	69.6	110.7	(120.0)
Diluted earnings/(loss) per ordinary share (US cents)
- Continuing operations	124.6	119.5	(10.2)
- Total	69.4	110.4	(120.0)

Refer to note 26 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.

Earnings on American Depositary Shares represent twice the earnings for BHP Billiton Limited or BHP Billiton Plc ordinary shares.

Recognition and measurement

Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.

The calculation of the number of ordinary shares used in the computation of basic earnings per share is the aggregate of the weighted average number of ordinary shares of BHP Billiton Limited and BHP Billiton Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Plan Trust and the BHP Billiton Limited Employee Equity Trust.

For the purposes of calculating diluted earnings per share, the effect of 14 million dilutive shares has been taken into account for the year ended 30 June 2018 (2017: 13 million shares; 2016: nil). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 22 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.

The conversion of options and share rights would decrease the loss per share for the year ended 30 June 2016 and therefore its impact has been excluded from the diluted earnings per share calculation.

At 30 June 2018, there are no instruments which are considered antidilutive (2017: nil).